Loans and advances to customers - Schedule of loans and advances to customers in detail by activity (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	€ 1,015,198
Refinanced and restructured transactions	18,151
Advances to customers	22,090
Financial assets	300,026	€ 283,497	€ 243,203
Customers
Loans And Advances To Customers [Line Items]
Financial assets	1,037,288	€ 1,054,069	€ 1,036,349
Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	126,703
Refinanced and restructured transactions	2,347
More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	155,022
Refinanced and restructured transactions	2,381
More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	132,918
Refinanced and restructured transactions	2,037
More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	178,789
Refinanced and restructured transactions	2,457
More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	62,224
Refinanced and restructured transactions	3,383
Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	29,607
Public sector | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	157
Public sector | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	168
Public sector | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	251
Public sector | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	334
Public sector | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	274
Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	124,684
Other financial institutions (financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,045
Other financial institutions (financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	995
Other financial institutions (financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	424
Other financial institutions (financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	77,935
Other financial institutions (financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	598
Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	318,284
Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	23,917
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	26,942
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	19,168
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	45,306
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	23,422
Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	542,623
Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	100,584
Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	126,917
Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	113,075
Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	55,214
Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	37,930
Without collateral
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	359,542
Refinanced and restructured transactions	5,546
Without collateral | Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	28,423
Without collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	42,687
Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	179,529
Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	108,903
Of which property collateral
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	404,014
Refinanced and restructured transactions	6,896
Of which property collateral | Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	153
Of which property collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,959
Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	63,124
Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	338,778
Of which other collateral
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	251,642
Refinanced and restructured transactions	5,709
Of which other collateral | Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,031
Of which other collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	80,038
Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	75,631
Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	94,942
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	17,118
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	4,963
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	6,921
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,890
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,164
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	886
Construction and property development | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,294
Construction and property development | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	15,594
Construction and property development | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	230
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,522
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	93
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	84
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	39
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	470
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	104
Civil engineering construction | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,732
Civil engineering construction | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	19
Civil engineering construction | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	771
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	181,870
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	7,177
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	6,666
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	6,157
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	25,459
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	7,909
Large companies | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	128,502
Large companies | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	17,718
Large companies | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	35,650
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	116,774
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	11,684
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	13,271
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	11,082
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	18,213
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	14,523
SMEs and individual entrepreneurs | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	48,001
SMEs and individual entrepreneurs | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	29,793
SMEs and individual entrepreneurs | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	38,980
Residential | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	332,931
Residential | Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	90,170
Residential | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	116,264
Residential | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	97,858
Residential | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	25,944
Residential | Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,546
Residential | Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,149
Residential | Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	331,655
Residential | Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	127
Consumer loans | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	192,576
Consumer loans | Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	5,909
Consumer loans | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	8,063
Consumer loans | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	13,297
Consumer loans | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	24,977
Consumer loans | Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	35,942
Consumer loans | Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	104,388
Consumer loans | Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,667
Consumer loans | Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	86,521
Other purposes | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	17,116
Other purposes | Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	4,505
Other purposes | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,590
Other purposes | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,920
Other purposes | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	4,293
Other purposes | Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	442
Other purposes | Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	3,366
Other purposes | Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	5,456
Other purposes | Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	€ 8,294